Analysis of bank and bond debt (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of bank and bond debt
Summary of borrowings

	Facility	Drawn at		Interest rate	Facility	Drawn at		Interest rate
	amount	year end	Headroom	at year end	amount	year end	Headroom	at year end
	2024	2024	2024	2024	2023	2023	2023	2023
	£m	£m	£m	%	£m	£m	£m	%
Current
$700m term loan due October 2025	559	559	—	5.18	—	—	—	—
$50m term loan due May 2025	40	—	40	0.21	—	—	—	—
Non-current
$700m term loan due October 2025	—	—	—	—	550	550	—	5.94
$1.0bn RCF due October 2029	799	—	799	0.14	785	—	785	0.14

	Bond interest	Effective hedged	Bond interest	Effective hedged
	coupon	interest rate	coupon	interest rate
	2024	2024	2023	2023
Current
€400m bond due November 2024	—	—	Fixed 0.950%	Fixed 3.60%
Non-current
€500m bond due May 2026	Fixed 0.875%	Fixed 2.66%	Fixed 0.875%	Fixed 2.80%
€850m bond due June 2027	Fixed 3.875%	Fixed 4.95%	Fixed 3.875%	Fixed 5.01%
€600m bond due October 2028	Fixed 0.500%	Fixed 2.12%	Fixed 0.500%	Fixed 2.23%
€600m bond due June 2030	Fixed 4.375%	Fixed 4.58%	Fixed 4.375%	Fixed 4.48%
£400m bond due June 2032	Fixed 5.000%	Fixed 5.19%	Fixed 5.000%	Fixed 5.20%
Average cost of bond debt at year-end rates		3.96%		3.97%